UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     T2 Partners Management, L.P.
Address:  767 Fifth Avenue, 18th Floor
          New York, NY  10153

Form 13F File Number:  028-12232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Glenn Tongue
Title:    Managing Partner
Phone:    212-386-7161

Signature, Place, and Date of Signing:

       /s/ Glenn Tongue               New York, NY           November 13, 2012
       ----------------               ------------           -----------------
         [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                         -----------

Form 13F Information Table Entry Total:           77
                                         -----------

Form 13F Information Table Value Total:  $   174,988
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number        Name

1         028-13305                   Centaur Capital Management LP

           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER              CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ---------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
ABERCROMBIE & FITCH CO         CL A             002896207         278       8,200 SH       SOLE                    8,200      0    0
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101       2,101      30,000 SH       OTHER      1           30,000      0    0
ACTIVISION BLIZZARD INC        COM              00507V109       2,256     200,000 SH       OTHER      1          200,000      0    0
ALLEGHANY CORP DEL             COM              017175100       1,897       5,500 SH       OTHER      1            5,500      0    0
AMERICAN INTL GROUP INC        *W EXP 01/19/202 026874156         601      44,693 SH       SOLE                   44,693      0    0
AMERICAN INTL GROUP INC        COM NEW          026874784       9,552     291,300 SH  CALL SOLE                  291,300      0    0
AMERICAN INTL GROUP INC        COM NEW          026874784       8,596     262,140 SH       SOLE                  262,140      0    0
ANCESTRY COM INC               COM              032803108       1,053      35,000 SH       OTHER      1           35,000      0    0
APPLE INC                      COM              037833100       9,073      13,600 SH  CALL SOLE                   13,600      0    0
APPLE INC                      COM              037833100       4,101       6,147 SH       SOLE                    6,147      0    0
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105       3,049     100,000 SH       OTHER      1          100,000      0    0
BARNES & NOBLE INC             COM              067774109         307      24,000 SH       SOLE                   24,000      0    0
BARNES & NOBLE INC             COM              067774109       2,525     197,600 SH  CALL SOLE                  197,600      0    0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702       3,696      41,900 SH  CALL SOLE                   41,900      0    0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702       7,971      90,382 SH       SOLE                   90,382      0    0
BIG LOTS INC                   COM              089302103       1,997      67,500 SH       OTHER      1           67,500      0    0
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104       3,106      90,000 SH       OTHER      1           90,000      0    0
CISCO SYS INC                  COM              17275R102       2,291     120,000 SH       OTHER      1          120,000      0    0
CIT GROUP INC                  COM NEW          125581801         394      10,000 SH  CALL SOLE                   10,000      0    0
CITIGROUP INC                  COM NEW          172967424       3,688     112,717 SH       SOLE                  112,717      0    0
COINSTAR INC                   COM              19259P300       1,799      40,000 SH       OTHER      1           40,000      0    0
COMPUCREDIT HLDGS CORP         COM              20478T107          51      13,618 SH       SOLE                   13,618      0    0
DELIA'S INC NEW                COM              246911101       4,651   3,300,824 SH       SOLE                3,300,824      0    0
DELL INC                       COM              24702R101       1,134     115,000 SH       SOLE                  115,000      0    0
DELL INC                       COM              24702R101       1,430     145,000 SH       OTHER      1          145,000      0    0
DOLBY LABORATORIES INC         COM              25659T107         292       8,901 SH       SOLE                    8,901      0    0
DOLBY LABORATORIES INC         COM              25659T107         917      28,000 SH       OTHER      1           28,000      0    0
E M C CORP MASS                COM              268648102       2,045      75,000 SH       OTHER      1           75,000      0    0
FACEBOOK INC                   CL A             30303M102         732      33,800 SH       SOLE                   33,800      0    0
FIFTH STREET FINANCE CORP      COM              31678A103       1,468     133,700 SH       OTHER      1          133,700      0    0
FIRST AMERN FINL CORP          COM              31847R102       1,257      58,000 SH       OTHER      1           58,000      0    0
GENERAL MTRS CO                COM              37045V100         441      19,400 SH       SOLE                   19,400      0    0
GOLDMAN SACHS GROUP INC        COM              38141G104       3,807      33,486 SH       SOLE                   33,486      0    0
GREEN MTN COFFEE ROASTERS INC  COM              393122106         475      20,000 SH  PUT  SOLE                   20,000      0    0
HOWARD HUGHES CORP             COM              44267D107       6,400      90,069 SH       SOLE                   90,069      0    0
INTERNATIONAL BUSINESS MACHS   COM              459200101       6,846      33,000 SH  PUT  SOLE                   33,000      0    0
ICONIX BRAND GROUP INC         COM              451055107       2,280     125,000 SH       OTHER      1          125,000      0    0
IDT CORP                       CL B NEW         448947507         822      80,000 SH       OTHER      1           80,000      0    0
INTERDIGITAL INC               COM              45867G101       2,237      60,000 SH       OTHER      1           60,000      0    0
IRIDIUM COMMUNICATIONS INC     *W EXP 02/14/201 46269C110       3,753   3,076,292 SH       SOLE                3,076,292      0    0
IRIDIUM COMMUNICATIONS INC     COM              46269C102       3,818     521,510 SH       SOLE                  521,510      0    0
JEFFERIES GROUP INC NEW        COM              472319102         234      17,100 SH       SOLE                   17,100      0    0
JPMORGAN CHASE & CO            COM              46625H100         413      10,200 SH       SOLE                   10,200      0    0
KRAFT FOODS INC                CL A             50075N104       1,249      30,200 SH  PUT  SOLE                   30,200      0    0
MFC INDL LTD                   COM              55278T105         948     113,500 SH       OTHER      1          113,500      0    0
MICROSOFT CORP                 COM              594918104         744      25,000 SH       SOLE                   25,000      0    0
MICROSOFT CORP                 COM              594918104       2,976     100,000 SH  CALL SOLE                  100,000      0    0
MILLER INDS INC TENN           COM NEW          600551204         788      49,100 SH       OTHER      1           49,100      0    0
MVC CAPITAL INC                COM              553829102         130      10,166 SH       OTHER      1           10,166      0    0
NETFLIX INC                    COM              64110L106       5,569     102,300 SH  CALL SOLE                  102,300      0    0
NETFLIX INC                    COM              64110L106       3,600      66,123 SH       SOLE                   66,123      0    0
PRIMUS TELECOMMUNICATIONS GR   COM              741929301       1,423      93,153 SH       SOLE                   93,153      0    0
PROMOTORA DE INFORMACIONES S   ADR CL A SHS     74343G204         227     119,376 SH       SOLE                  119,376      0    0
PROMOTORA DE INFORMACIONES S   ADR CL B CONV    74343G303       3,461   1,625,225 SH       SOLE                1,625,225      0    0
QUIKSILVER INC                 COM              74838C106         162      48,900 SH       SOLE                   48,900      0    0
READING INTERNATIONAL INC      CL A             755408101         231      39,235 SH       SOLE                   39,235      0    0
RESEARCH IN MOTION LTD         COM              760975102         529      70,478 SH       SOLE                   70,478      0    0
RUBY TUESDAY INC               COM              781182100       1,305     180,000 SH       OTHER      1          180,000      0    0
SAFETY INS GROUP INC           COM              78648T100         803      17,500 SH       OTHER      1           17,500      0    0
SANOFI                         SPONSORED ADR    80105N105       2,261      52,500 SH       OTHER      1           52,500      0    0
SAUER-DANFOSS INC              COM              804137107         547      13,600 SH       OTHER      1           13,600      0    0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605       2,276     146,000 SH  PUT  SOLE                  146,000      0    0
SPARK NETWORKS INC             COM              84651P100       1,133     185,089 SH       SOLE                  185,089      0    0
SPDR S&P 500 ETF TR            TR UNIT          78462F103       7,328      50,900 SH  PUT  SOLE                   50,900      0    0
SYMANTEC CORP                  COM              871503108       1,080      60,000 SH       OTHER      1           60,000      0    0
TELULAR CORP                   COM NEW          87970T208       1,534     154,900 SH       OTHER      1          154,900      0    0
TESLA MTRS INC                 COM              88160R101       2,957     101,000 SH  PUT  SOLD                  101,000      0    0
TESSERA TECHNOLOGIES INC       COM              88164L100         616      45,000 SH       OTHER      1           45,000      0    0
TOLL BROTHERS INC              COM              889478103       8,241     248,000 SH  PUT  SOLE                  248,000      0    0
TRONOX LTD                     SHS CL A         Q9235V101       1,159      51,160 SH       SOLE                   51,160      0    0
TRONOX LTD                     SHS CL A         Q9235V101       1,359      60,000 SH       OTHER      1           60,000      0    0
TUCOWS INC                     COM              898697107          17      13,478 SH       SOLE                   13,478      0    0
TYSON FOODS INC                CL A             902494103         305      19,000 SH       SOLE                   19,000      0    0
VONAGE HLDGS CORP              COM              92886T201       1,539     675,000 SH       OTHER      1          675,000      0    0
WELLS FARGO & CO NEW           *W EXP 10/28/201 949746119         318      32,115 SH       SOLE                   32,115      0    0
WESTELL TECHNOLOGIES INC       CL A             957541105         687     321,200 SH       OTHER      1          321,200      0    0
XEROX CORP                     COM              984121103       1,652     225,000 SH       OTHER      1          225,000      0    0